Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Aug. 31, 2016
Significant Accounting Policies [Line Items]
Impairment charges recognized during period	$ 0	$ 0
Servicing fee	1.00%
Advertising costs	$ 66,900,000	48,100,000	$ 60,100,000
Non-cancelable operating lease commitments	31,580,000
Restricted cash	$ 152,668,000	163,907,000
Prosper Funding LLC
Significant Accounting Policies [Line Items]
Servicing fee	1.00%
Comprehensive income (loss)	$ 0
Restricted cash	$ 140,092,000	$ 147,983,000
Minimum
Significant Accounting Policies [Line Items]
Transaction fee percentage	1.00%
Minimum | Software and website development costs
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	1 year
Minimum | Prosper Funding LLC | Software and website development costs
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	1 year
Maximum
Significant Accounting Policies [Line Items]
Transaction fee percentage	5.00%
Maximum | Software and website development costs
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years
Maximum | Prosper Funding LLC | Software and website development costs
Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	5 years
Customer relationships | Minimum
Significant Accounting Policies [Line Items]
Intangible assets amortized period	3 years
Customer relationships | Maximum
Significant Accounting Policies [Line Items]
Intangible assets amortized period	10 years
Developed technology | Minimum
Significant Accounting Policies [Line Items]
Intangible assets amortized period	3 years
Developed technology | Maximum
Significant Accounting Policies [Line Items]
Intangible assets amortized period	5 years
Brand name
Significant Accounting Policies [Line Items]
Intangible assets amortized period	1 year
Borrower Loans
Significant Accounting Policies [Line Items]
Servicing fee				1.00%	1.075%
Borrower Loans | Prosper Funding LLC
Significant Accounting Policies [Line Items]
Servicing fee	1.075%